DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate caps
Derivatives, Fair Value [Line Items]
Notional Amount	$ 100,000	$ 100,000	$ 366,700
Fair Value Derivatives, Asset	0	4	$ 1,106
Fair Value Derivatives, Liability	0	0
Interest rate lock commitments
Derivatives, Fair Value [Line Items]
Notional Amount	24,884	3,429
Fair Value Derivatives, Asset	(848)	95
Fair Value Derivatives, Liability	$ 0	0
Embedded conversion options
Derivatives, Fair Value [Line Items]
Notional Amount		180,252
Fair Value Derivatives, Asset		0
Fair Value Derivatives, Liability		$ 41,697